UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3723

Fidelity New York Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® New York Municipal
Income Fund

October 31, 2012

1.809090.109

NFY-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.3%
	Principal Amount (000s)	Value (000s)
New York - 92.1%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.75% 11/15/22	$ 3,000	$ 3,479
Albany Muni. Wtr. Fin. Auth. Series 2011 A:
5% 12/1/20	1,215	1,494
5% 12/1/22	1,000	1,226
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2007 A, 5.75% 5/1/27 (FSA Insured)	5,000	5,881
Series 2008 A, 5.75% 5/1/29 (FSA Insured)	3,535	4,145
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series 2003 A, 5.375% 2/1/23 (Pre-Refunded to 2/1/13 @ 100)	3,485	3,528
Grand Central District Mgmt. Assoc., Inc. Series 2004, 5% 1/1/14	1,000	1,046
Great Neck North Wtr. Auth. Wtr. Sys. Rev. Series 2008, 5% 1/1/38	1,660	1,789
Hempstead Local Dev. Corp. Rev.:
(Adelphi Univ. Proj.):
Series 2009 A, 5% 2/1/14	1,035	1,081
Series 2009 B, 5.25% 2/1/39	1,200	1,305
(Molloy College Proj.) Series 2009:
5% 7/1/17	1,035	1,188
5.25% 7/1/18	1,090	1,287
5.25% 7/1/19	1,100	1,317
5.75% 7/1/39	6,500	7,398
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A:
5.25% 2/15/47	6,525	7,270
5.75% 2/15/47	14,685	17,342
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000 A, 0% 6/1/19 (FSA Insured)	1,040	920
Series 2006 A, 5.25% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	17,780	20,277
Series 2006 E, 5% 12/1/17	10,000	11,623
Series 2009 A:
5.75% 4/1/39	6,500	7,739
6.25% 4/1/33	1,655	2,072
Series 2012 B:
5% 9/1/25	4,000	4,816
5% 9/1/26	10,000	11,972
5% 9/1/27	10,000	11,915
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Madison County Cap. Resource Corp. Rev.:
(Colgate Univ. Proj.) Series 2010 A:
5% 7/1/24	$ 1,405	$ 1,664
5% 7/1/25	1,000	1,179
5% 7/1/26	1,150	1,349
5% 7/1/27	1,630	1,905
5% 7/1/28	1,015	1,182
(Colgate Univ. Proj.) 5% 7/1/23	1,000	1,226
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	570	609
Monroe County Arpt. Auth. Arpt. Rev. Series 2004, 5.25% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,000	1,004
Monroe County Indl. Dev. Agcy. Civic Facility Rev.:
(Highland Hosp. Proj.) Series 2005, 5% 8/1/13	1,650	1,701
(Nazareth College Rochester Proj.) Series 2001, 5.25% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,002
Nassau County Local Econ. Assistance and Fin. Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2011:
5% 7/1/21	10,000	11,580
5% 7/1/22	5,500	6,288
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012:
5% 7/1/20	2,000	2,327
5% 7/1/22	2,000	2,313
5% 7/1/27	2,155	2,429
New York City Gen. Oblig.:
Series 2003 A:
5.5% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,110	6,339
5.5% 8/1/20 (Pre-Refunded to 8/1/13 @ 100)	45	47
Series 2005 O, 5% 6/1/22	5,000	5,555
Series 2006 A, 5% 8/1/19	3,000	3,360
Series 2006 I1, 5% 4/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,395	2,738
Series 2008 A1, 5.25% 8/15/27	15,000	17,773
Series 2008 D1, 5.125% 12/1/23	5,000	5,996
Series 2012 A, 5% 8/1/24	2,400	2,898
Series 2012 E, 5% 8/1/22	22,920	28,388
Series 2012 F, 5% 8/1/23	11,000	13,480
Series 2012 G1, 5% 4/1/25	4,300	5,224
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Health & Hosp. Corp. Rev. Series 2008 A, 5.5% 2/15/21	$ 5,000	$ 5,810
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(Polytechnic Univ. NY Proj.):
5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	2,900	3,158
5.25% 11/1/37 (ACA Finl. Guaranty Corp. Insured)	9,590	10,307
(Spence School, Inc. Proj.) Series 2002, 5% 7/1/27	3,255	3,261
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 1998 D, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,405	2,127
Series 2003 E, 5% 6/15/34	2,000	2,054
Series 2005 D:
5% 6/15/37	16,090	17,522
5% 6/15/38	20,050	21,808
5% 6/15/39	3,755	4,071
5% 6/15/39	2,800	3,036
Series 2007 DD, 4.75% 6/15/36	1,000	1,105
Series 2008 AA, 5% 6/15/27	10,000	11,501
Series 2009 A, 5.75% 6/15/40	10,025	11,970
Series 2009 C, 5% 6/15/44	2,700	3,079
Series 2009 DD, 6% 6/15/40	1,115	1,366
Series 2009 EE, 5.25% 6/15/40	8,500	9,877
Series 2009 FF 2, 5.5% 6/15/40	9,295	10,972
Series 2009 GG, 5.25% 6/15/40	10,000	11,620
Series 2009 GG1, 5.25% 6/15/32	5,000	5,846
Series 2011 EE:
5.375% 6/15/40	2,310	2,744
5.375% 6/15/43	20,035	23,771
5.5% 6/15/43	4,375	5,248
Series 2012 BB, 5.25% 6/15/44	2,330	2,717
Series 2012 CC, 5% 6/15/45	8,000	9,103
Series 2012 FF:
5% 6/15/23	6,505	8,094
5% 6/15/24	18,240	22,465
Series GG, 5% 6/15/43	2,700	3,065
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2007 S1, 5% 7/15/36	3,000	3,211
Series 2008 S1, 5% 1/15/34	10,000	10,930
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Bldg. Aid Rev.: - continued
Series 2009 S1:
5.5% 7/15/31	$ 5,000	$ 5,777
5.5% 7/15/38	2,900	3,318
5.625% 7/15/38	2,900	3,337
Series 2009 S2, 6% 7/15/38	7,500	8,776
Series 2009 S3:
5.25% 1/15/26	1,000	1,205
5.25% 1/15/39	6,100	6,794
5.375% 1/15/34	13,435	15,307
Series 2009 S4:
5.5% 1/15/34	1,000	1,165
5.5% 1/15/39	6,700	7,718
5.75% 1/15/39	2,900	3,381
Series 2009 S5, 5.25% 1/15/39	10,180	11,338
Series 2012 S1 A, 5.25% 7/15/37	11,500	13,428
Series S1, 5% 7/15/28	9,000	10,780
New York City Transitional Fin. Auth. Rev.:
Series 2003 B, 5% 2/1/22	7,160	8,814
Series 2004 B, 5% 8/1/32	1,985	2,029
Series 2004 C:
5% 2/1/28	15,000	15,758
5% 2/1/33 (Pre-Refunded to 2/1/14 @ 100)	1,385	1,466
Series 2011 A:
5% 11/1/23	2,000	2,473
5.5% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,725	6,750
Series 2012 B, 5% 11/1/24	7,500	9,328
Series 2013 B, 5% 11/1/23	10,000	12,499
5% 2/1/31	750	758
5% 2/1/33 (FGIC Insured)	5,965	6,262
New York City Trust Cultural Resources Rev. (Carnegie Hall Proj.) Series 2009 A, 5% 12/1/39	23,090	25,456
New York Convention Ctr. Dev. Corp. Rev. Series 2005, 5% 11/15/44	23,500	25,424
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A, 5% 5/15/22	5,700	7,071
Series 2012 A, 5% 5/15/23	2,400	2,956
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2006 C:
5% 12/15/22	$ 4,305	$ 5,023
5% 12/15/31	10,000	11,356
Series 2006 D:
5% 3/15/20	3,500	4,068
5% 3/15/36	3,320	3,708
Series 2007 A:
5% 3/15/32	3,700	4,218
5% 3/15/37	1,700	1,894
Series 2008 A, 5% 3/15/24	5,000	5,904
Series 2008 B:
5.25% 3/15/38	1,500	1,775
5.75% 3/15/36	10,500	12,813
Series 2009 A:
5% 2/15/34	15,500	18,330
5% 2/15/39	20,355	23,473
5.25% 2/15/23	7,940	9,863
Series 2011 A, 5% 3/15/21	10,000	12,544
Series 2012 A:
5% 12/15/20	3,950	4,988
5% 12/15/23	10,000	12,526
5% 12/15/24	10,000	12,454
Series 2012 D:
5% 2/15/24	5,000	6,155
5% 2/15/37	7,500	8,648
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A:
5.75% 7/1/13	1,630	1,688
5.75% 7/1/13 (AMBAC Insured)	820	849
(Colgate Univ. Proj.) Series 1996:
6% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,560	1,724
6% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	3,091
(Cornell Univ. Proj.):
Series 2008 C:
5% 7/1/29	2,015	2,398
5% 7/1/37	6,000	6,886
Series 2009 A:
5% 7/1/22	445	545
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(Cornell Univ. Proj.): Series 2009 A,
5% 7/1/23	$ 1,315	$ 1,603
(Fordham Univ. Proj.) 5.5% 7/1/36	2,000	2,330
(Marymount Manhattan College Proj.) Series 2009:
5% 7/1/15	1,850	2,043
5% 7/1/17	2,080	2,388
(Mental Health Svcs. Proj.) Series 2005 E, 5% 2/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,115	5,510
(New York City Court Facilities Lease Proj.) Series 2005 A:
5.5% 5/15/20	13,000	16,093
5.5% 5/15/21 (AMBAC Insured)	10,000	12,421
5.5% 5/15/28	2,700	3,525
(New York City Gen. Oblig. Proj.) Series B, 6% 7/1/14	905	955
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A:
5% 7/1/13	1,930	1,985
5% 7/1/14	1,510	1,613
5% 7/1/16	1,130	1,280
5% 7/1/20	5,435	6,103
Series 2007 B, 5.25% 7/1/24	100	110
Series 2011 A:
5.75% 7/1/31	4,000	4,756
6% 7/1/40	4,000	4,827
(New York Univ. Proj.):
Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	4,064
Series 2008 A, 5.25% 7/1/48	11,930	13,257
Series 2008 B, 5.25% 7/1/48	8,000	8,890
(North Shore - Long Island Jewish Obligated Group Proj.) Series 2009 A, 5.5% 5/1/37	8,085	9,197
(North Shore Univ. Hosp. Proj.):
Series 2007 A:
5% 5/1/19	2,000	2,269
5% 5/1/21	1,315	1,474
Series 1998, 5.5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,632
(Orange Reg'l. Med. Ctr. Proj.) Series 2008:
5.5% 12/1/12	3,125	3,133
6.125% 12/1/29	1,000	1,116
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(Rochester Institute of Technology Proj.) Series 2010:
5% 7/1/20	$ 1,000	$ 1,191
5% 7/1/21	1,500	1,765
(Rockefeller Univ. Proj.) Series 2009 C, 5% 7/1/40	15,000	17,020
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,825	10,864
Series 2002 E, 5.75% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	1,485
Series 2002 H, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,609
Series 2002 I, 5.75% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500	502
(Skidmore College Proj.) Series 2011 A, 5.5% 7/1/41	3,000	3,437
(St. John's Univ. Proj.) Series 2007 A, 5.25% 7/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	18,915	20,367
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	7,000	7,453
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,855	9,545
(Teachers College Proj.) Series 2009:
5.375% 3/1/29	2,930	3,323
5.5% 3/1/39	2,500	2,765
(Univ. of Rochester Proj.) Series 2007 A1:
5% 7/1/18	3,000	3,509
5% 7/1/39	19,005	20,665
(Vassar College Proj.) Series 2010, 5% 7/1/49	9,000	9,906
(Winthrop-South Nassau Univ. Health Sys. Oblig. Group Proj.) Series 2003 A:
6% 7/1/14 (Pre-Refunded to 7/1/13 @ 100)	1,095	1,136
6% 7/1/15 (Pre-Refunded to 7/1/13 @ 100)	1,160	1,204
6% 7/1/16 (Pre-Refunded to 7/1/13 @ 100)	1,230	1,276
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/16 (AMBAC Insured)	45	45
5.375% 7/1/17 (AMBAC Insured)	20	20
Series 1:
4% 7/1/21	1,000	1,156
5% 7/1/21	1,000	1,235
5% 7/1/23	1,350	1,652
Series 2002 A, 5.75% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,260	30,373
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Series 2002 B:
6% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,775	$ 2,775
6% 10/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,600	5,600
Series 2005 B:
5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,345	3,687
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,917
5.25% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	2,011
Series 2005 F, 5% 3/15/35 (FSA Insured)	5,000	5,245
Series 2008 D, 5.25% 8/15/17 (FSA Insured)	3,000	3,604
Series 2010 A:
5% 7/1/19	1,500	1,773
5% 7/1/21	7,000	8,255
5% 7/1/22	6,000	7,034
Series 2010, 5% 7/1/41	12,000	13,692
Series 2011 A:
5% 5/1/18	1,000	1,172
5% 5/1/20	5,590	6,665
5% 5/1/21	3,140	3,748
5% 5/1/22	2,350	2,763
Series 2012 F:
5% 10/1/19 (FSA Insured)	2,100	2,545
5% 10/1/20 (FSA Insured)	1,100	1,338
5% 10/1/21 (FSA Insured)	1,000	1,224
5% 10/1/23 (FSA Insured)	1,000	1,210
5% 10/1/24 (FSA Insured)	750	902
Series A, 5.75% 7/1/18	5,000	5,711
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2003 I, 5% 6/15/24	2,000	2,054
Series 2004 F, 5% 6/15/34	4,825	5,135
Series 2004 D, 5% 2/15/34	12,150	13,011
New York Envir. Facilities Corp. Poll. Cont. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.) Series E, 6.5% 6/15/14	20	20
(Pooled Ln. Prog.) Series 1993 B, 5.2% 5/15/14	570	578
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series 2008 A, 5% 3/15/34	$ 10,000	$ 11,433
New York Liberty Dev. Corp. Lib (4 World Trade Ctr. Proj.) Series 2011, 5.125% 11/15/44	10,000	11,199
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2009 A:
5.5% 11/15/39	10,400	11,696
5.625% 11/15/39	6,000	6,788
Series 2009 B, 5% 11/15/34	19,560	22,022
Series 2012 A:
5% 11/15/22	2,500	3,142
5% 11/15/23	10,500	13,101
New York Metropolitan Trans. Auth. Rev.:
Series 2002 A, 5.75% 11/15/32	10,000	10,016
Series 2003 A, 5.5% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	6,242
Series 2003 B, 5.25% 11/15/18 (Pre-Refunded to 11/15/13 @ 100)	4,000	4,186
Series 2005 A, 5.5% 11/15/18 (AMBAC Insured)	2,000	2,467
Series 2005 B, 5% 11/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300	3,512
Series 2005 G, 5% 11/15/21	3,200	3,840
Series 2007 B:
5% 11/15/26	8,185	9,105
5% 11/15/28	2,235	2,473
Series 2008 A, 5.25% 11/15/36	15,000	16,316
Series 2008 C, 6.5% 11/15/28	9,670	12,338
Series 2011 A:
5% 11/15/18	1,000	1,205
5% 11/15/22	1,500	1,809
Series 2011 D:
5% 11/15/20	2,000	2,440
5% 11/15/24	6,590	7,820
5% 11/15/25	5,000	5,903
Series 2012 D, 5% 11/15/25	20,000	23,959
Series 2012 E, 5% 11/15/20	3,165	3,861
Series 2012 F:
5% 11/15/21	1,500	1,834
5% 11/15/22	5,000	6,132
5% 11/15/23	7,000	8,488
5.5% 11/15/18	2,000	2,294
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Pwr. Auth. Series 2007 A, 5% 11/15/47 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 20,000	$ 21,698
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	4,355	4,736
New York State Dorm. Auth. Lease Rev. Bonds Series 2003 B, 5.25%, tender 7/1/13 (a)	2,800	2,887
New York State Energy Research & Dev. Auth. Facilities Rev. Bonds (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/12 (a)(b)	11,800	11,800
New York State Envir. Facilities Corp. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2012, 0.65%, tender 2/1/13 (a)(b)	5,000	5,000
New York State Gen. Oblig. Series 2009 A, 0% 2/15/19	2,050	1,841
New York Thruway Auth. Gen. Rev.:
Series 2005 G:
5% 1/1/32 (FSA Insured)	2,800	3,053
5.25% 1/1/27	6,570	7,261
Series 2007 H:
5% 1/1/21	5,755	6,704
5% 1/1/25	13,000	14,812
5% 1/1/26	4,000	4,516
New York Thruway Auth. Hwy. & Bridge Trust Fund:
Series 2005 B:
5% 4/1/17	9,660	10,900
5.5% 4/1/20 (AMBAC Insured)	27,375	34,864
Series 2007 B, 5% 4/1/27	6,750	7,654
New York Thruway Auth. Personal Income Tax Rev.:
Series 2007 A:
5.25% 3/15/24	4,180	4,986
5.25% 3/15/25	8,000	9,451
5.25% 3/15/26	12,080	14,258
Series 2010 A, 5% 3/15/21	10,000	12,402
Series 2012 A, 5% 3/15/22	3,900	4,902
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2011 A1, 5% 4/1/22	4,000	4,893
Series 2011 A2:
5% 4/1/21	2,385	2,965
5% 4/1/23	6,000	7,293
New York Urban Dev. Corp. Rev.:
(Econ. Dev. and Hsg. Proj.) Series 2008 A1, 5% 12/15/26	10,000	11,770
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Urban Dev. Corp. Rev.: - continued
(State Facilities and Equip. Proj.) Series 2004 A2, 5.5% 3/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 4,000	$ 5,198
Series 2007 A:
5% 1/1/23 (FSA Insured)	6,165	7,028
5% 1/1/24 (FSA Insured)	5,975	6,833
Series 2011 A, 5% 3/15/22	10,000	12,360
Niagara Falls City Niagara County Pub. Impt. Series 1994:
7.5% 3/1/16 (Escrowed to Maturity)	90	111
7.5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	970	1,132
7.5% 3/1/17 (Escrowed to Maturity)	100	129
7.5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,325
Niagara Falls Pub. Wtr. Auth. Series 2005, 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	1,000	1,041
Oneida County Indl. Dev. Agcy. (Hamilton College Proj.) Series 2002, 5% 9/15/32	5,000	5,588
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.) Series 2007 B, 5.25% 12/1/32	680	728
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) Series 2006, 5% 7/1/15	1,005	1,096
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series 2002 B, 6% 11/1/22 (Pre-Refunded to 11/1/12 @ 100)	4,305	4,305
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	3,255	3,343
5.25% 6/1/22 (AMBAC Insured)	8,070	8,282
5.5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	260	261
5.5% 6/1/19	4,600	4,741
Series 2003 B, 5.5% 6/1/18	415	417
Series 2003B 1C:
5.5% 6/1/19	13,620	14,037
5.5% 6/1/20	16,000	16,478
5.5% 6/1/21	12,070	12,417
5.5% 6/1/22	9,700	9,977
Series 2011, 5% 6/1/16	16,215	18,491
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Triborough Bridge & Tunnel Auth. Revs.:
(MTA Bridges and Tunnels Proj.):
Series 2006 A, 5% 11/15/31	$ 4,375	$ 4,882
Series 2007 A, 5% 11/15/27	6,410	7,439
Series 2008 A:
5% 11/15/37	22,500	25,462
5.25% 11/15/38	14,500	16,872
Series 2012 B:
0% 11/15/27	2,500	1,554
0% 11/15/28	2,500	1,491
5% 11/15/23	16,300	20,420
Troy Cap. Resource Corp. Rev. (Rensselaer Polytechnic Institute Proj.) Series 2010 A:
5% 9/1/30	5,000	5,622
5.125% 9/1/40	8,055	8,903
Yonkers Gen. Oblig. Series 2005 A, 5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,332
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A:
6% 6/1/29	1,130	1,305
6% 6/1/41	5,000	5,700
		1,926,106
New York & New Jersey - 3.5%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	3,000	3,010
136th Series, 5.25% 11/1/16 (b)	4,510	4,828
141st Series:
5% 9/1/18 (b)	6,045	6,672
5% 9/1/21 (CIFG North America Insured) (b)	4,600	5,019
147th Series, 5% 10/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	5,000	5,801
163rd Series, 5% 7/15/35	25,000	28,467
166th Series, 5% 1/15/41	5,400	6,125
85th Series, 5.375% 3/1/28	6,280	7,994
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	5,000	5,553
		73,469
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - 1.4%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	$ 3,000	$ 3,059
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/27	1,000	1,072
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
(Pub. Impt. Proj.) Series 2002 A, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,150	4,565
Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,517
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	1,500	1,543
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	1,000	1,114
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	1,000	1,145
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	33,500	6,774
0% 8/1/45 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,650	265
0% 8/1/47 (AMBAC Insured)	2,400	344
Series 2009 A, 6% 8/1/42	2,900	3,221
		28,619
Virgin Islands - 0.3%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/16	4,000	4,400
5% 10/1/17	2,750	3,053
		7,453
TOTAL INVESTMENT PORTFOLIO - 97.3% (Cost $1,882,683)	2,035,647
NET OTHER ASSETS (LIABILITIES) - 2.7%	55,448
NET ASSETS - 100%	$ 2,091,095
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $1,882,697,000. Net unrealized appreciation aggregated $152,950,000, of which $153,425,000 related to appreciated investment securities and $475,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor New York
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2012

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity® New York Municipal
Income Fund

1.809540.109

ASNM-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.3%
	Principal Amount (000s)	Value (000s)
New York - 92.1%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.75% 11/15/22	$ 3,000	$ 3,479
Albany Muni. Wtr. Fin. Auth. Series 2011 A:
5% 12/1/20	1,215	1,494
5% 12/1/22	1,000	1,226
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2007 A, 5.75% 5/1/27 (FSA Insured)	5,000	5,881
Series 2008 A, 5.75% 5/1/29 (FSA Insured)	3,535	4,145
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series 2003 A, 5.375% 2/1/23 (Pre-Refunded to 2/1/13 @ 100)	3,485	3,528
Grand Central District Mgmt. Assoc., Inc. Series 2004, 5% 1/1/14	1,000	1,046
Great Neck North Wtr. Auth. Wtr. Sys. Rev. Series 2008, 5% 1/1/38	1,660	1,789
Hempstead Local Dev. Corp. Rev.:
(Adelphi Univ. Proj.):
Series 2009 A, 5% 2/1/14	1,035	1,081
Series 2009 B, 5.25% 2/1/39	1,200	1,305
(Molloy College Proj.) Series 2009:
5% 7/1/17	1,035	1,188
5.25% 7/1/18	1,090	1,287
5.25% 7/1/19	1,100	1,317
5.75% 7/1/39	6,500	7,398
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A:
5.25% 2/15/47	6,525	7,270
5.75% 2/15/47	14,685	17,342
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000 A, 0% 6/1/19 (FSA Insured)	1,040	920
Series 2006 A, 5.25% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	17,780	20,277
Series 2006 E, 5% 12/1/17	10,000	11,623
Series 2009 A:
5.75% 4/1/39	6,500	7,739
6.25% 4/1/33	1,655	2,072
Series 2012 B:
5% 9/1/25	4,000	4,816
5% 9/1/26	10,000	11,972
5% 9/1/27	10,000	11,915
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Madison County Cap. Resource Corp. Rev.:
(Colgate Univ. Proj.) Series 2010 A:
5% 7/1/24	$ 1,405	$ 1,664
5% 7/1/25	1,000	1,179
5% 7/1/26	1,150	1,349
5% 7/1/27	1,630	1,905
5% 7/1/28	1,015	1,182
(Colgate Univ. Proj.) 5% 7/1/23	1,000	1,226
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	570	609
Monroe County Arpt. Auth. Arpt. Rev. Series 2004, 5.25% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,000	1,004
Monroe County Indl. Dev. Agcy. Civic Facility Rev.:
(Highland Hosp. Proj.) Series 2005, 5% 8/1/13	1,650	1,701
(Nazareth College Rochester Proj.) Series 2001, 5.25% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,002
Nassau County Local Econ. Assistance and Fin. Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2011:
5% 7/1/21	10,000	11,580
5% 7/1/22	5,500	6,288
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012:
5% 7/1/20	2,000	2,327
5% 7/1/22	2,000	2,313
5% 7/1/27	2,155	2,429
New York City Gen. Oblig.:
Series 2003 A:
5.5% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,110	6,339
5.5% 8/1/20 (Pre-Refunded to 8/1/13 @ 100)	45	47
Series 2005 O, 5% 6/1/22	5,000	5,555
Series 2006 A, 5% 8/1/19	3,000	3,360
Series 2006 I1, 5% 4/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,395	2,738
Series 2008 A1, 5.25% 8/15/27	15,000	17,773
Series 2008 D1, 5.125% 12/1/23	5,000	5,996
Series 2012 A, 5% 8/1/24	2,400	2,898
Series 2012 E, 5% 8/1/22	22,920	28,388
Series 2012 F, 5% 8/1/23	11,000	13,480
Series 2012 G1, 5% 4/1/25	4,300	5,224
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Health & Hosp. Corp. Rev. Series 2008 A, 5.5% 2/15/21	$ 5,000	$ 5,810
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(Polytechnic Univ. NY Proj.):
5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	2,900	3,158
5.25% 11/1/37 (ACA Finl. Guaranty Corp. Insured)	9,590	10,307
(Spence School, Inc. Proj.) Series 2002, 5% 7/1/27	3,255	3,261
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 1998 D, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,405	2,127
Series 2003 E, 5% 6/15/34	2,000	2,054
Series 2005 D:
5% 6/15/37	16,090	17,522
5% 6/15/38	20,050	21,808
5% 6/15/39	3,755	4,071
5% 6/15/39	2,800	3,036
Series 2007 DD, 4.75% 6/15/36	1,000	1,105
Series 2008 AA, 5% 6/15/27	10,000	11,501
Series 2009 A, 5.75% 6/15/40	10,025	11,970
Series 2009 C, 5% 6/15/44	2,700	3,079
Series 2009 DD, 6% 6/15/40	1,115	1,366
Series 2009 EE, 5.25% 6/15/40	8,500	9,877
Series 2009 FF 2, 5.5% 6/15/40	9,295	10,972
Series 2009 GG, 5.25% 6/15/40	10,000	11,620
Series 2009 GG1, 5.25% 6/15/32	5,000	5,846
Series 2011 EE:
5.375% 6/15/40	2,310	2,744
5.375% 6/15/43	20,035	23,771
5.5% 6/15/43	4,375	5,248
Series 2012 BB, 5.25% 6/15/44	2,330	2,717
Series 2012 CC, 5% 6/15/45	8,000	9,103
Series 2012 FF:
5% 6/15/23	6,505	8,094
5% 6/15/24	18,240	22,465
Series GG, 5% 6/15/43	2,700	3,065
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2007 S1, 5% 7/15/36	3,000	3,211
Series 2008 S1, 5% 1/15/34	10,000	10,930
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Bldg. Aid Rev.: - continued
Series 2009 S1:
5.5% 7/15/31	$ 5,000	$ 5,777
5.5% 7/15/38	2,900	3,318
5.625% 7/15/38	2,900	3,337
Series 2009 S2, 6% 7/15/38	7,500	8,776
Series 2009 S3:
5.25% 1/15/26	1,000	1,205
5.25% 1/15/39	6,100	6,794
5.375% 1/15/34	13,435	15,307
Series 2009 S4:
5.5% 1/15/34	1,000	1,165
5.5% 1/15/39	6,700	7,718
5.75% 1/15/39	2,900	3,381
Series 2009 S5, 5.25% 1/15/39	10,180	11,338
Series 2012 S1 A, 5.25% 7/15/37	11,500	13,428
Series S1, 5% 7/15/28	9,000	10,780
New York City Transitional Fin. Auth. Rev.:
Series 2003 B, 5% 2/1/22	7,160	8,814
Series 2004 B, 5% 8/1/32	1,985	2,029
Series 2004 C:
5% 2/1/28	15,000	15,758
5% 2/1/33 (Pre-Refunded to 2/1/14 @ 100)	1,385	1,466
Series 2011 A:
5% 11/1/23	2,000	2,473
5.5% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,725	6,750
Series 2012 B, 5% 11/1/24	7,500	9,328
Series 2013 B, 5% 11/1/23	10,000	12,499
5% 2/1/31	750	758
5% 2/1/33 (FGIC Insured)	5,965	6,262
New York City Trust Cultural Resources Rev. (Carnegie Hall Proj.) Series 2009 A, 5% 12/1/39	23,090	25,456
New York Convention Ctr. Dev. Corp. Rev. Series 2005, 5% 11/15/44	23,500	25,424
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A, 5% 5/15/22	5,700	7,071
Series 2012 A, 5% 5/15/23	2,400	2,956
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2006 C:
5% 12/15/22	$ 4,305	$ 5,023
5% 12/15/31	10,000	11,356
Series 2006 D:
5% 3/15/20	3,500	4,068
5% 3/15/36	3,320	3,708
Series 2007 A:
5% 3/15/32	3,700	4,218
5% 3/15/37	1,700	1,894
Series 2008 A, 5% 3/15/24	5,000	5,904
Series 2008 B:
5.25% 3/15/38	1,500	1,775
5.75% 3/15/36	10,500	12,813
Series 2009 A:
5% 2/15/34	15,500	18,330
5% 2/15/39	20,355	23,473
5.25% 2/15/23	7,940	9,863
Series 2011 A, 5% 3/15/21	10,000	12,544
Series 2012 A:
5% 12/15/20	3,950	4,988
5% 12/15/23	10,000	12,526
5% 12/15/24	10,000	12,454
Series 2012 D:
5% 2/15/24	5,000	6,155
5% 2/15/37	7,500	8,648
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A:
5.75% 7/1/13	1,630	1,688
5.75% 7/1/13 (AMBAC Insured)	820	849
(Colgate Univ. Proj.) Series 1996:
6% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,560	1,724
6% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	3,091
(Cornell Univ. Proj.):
Series 2008 C:
5% 7/1/29	2,015	2,398
5% 7/1/37	6,000	6,886
Series 2009 A:
5% 7/1/22	445	545
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(Cornell Univ. Proj.): Series 2009 A,
5% 7/1/23	$ 1,315	$ 1,603
(Fordham Univ. Proj.) 5.5% 7/1/36	2,000	2,330
(Marymount Manhattan College Proj.) Series 2009:
5% 7/1/15	1,850	2,043
5% 7/1/17	2,080	2,388
(Mental Health Svcs. Proj.) Series 2005 E, 5% 2/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,115	5,510
(New York City Court Facilities Lease Proj.) Series 2005 A:
5.5% 5/15/20	13,000	16,093
5.5% 5/15/21 (AMBAC Insured)	10,000	12,421
5.5% 5/15/28	2,700	3,525
(New York City Gen. Oblig. Proj.) Series B, 6% 7/1/14	905	955
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A:
5% 7/1/13	1,930	1,985
5% 7/1/14	1,510	1,613
5% 7/1/16	1,130	1,280
5% 7/1/20	5,435	6,103
Series 2007 B, 5.25% 7/1/24	100	110
Series 2011 A:
5.75% 7/1/31	4,000	4,756
6% 7/1/40	4,000	4,827
(New York Univ. Proj.):
Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	4,064
Series 2008 A, 5.25% 7/1/48	11,930	13,257
Series 2008 B, 5.25% 7/1/48	8,000	8,890
(North Shore - Long Island Jewish Obligated Group Proj.) Series 2009 A, 5.5% 5/1/37	8,085	9,197
(North Shore Univ. Hosp. Proj.):
Series 2007 A:
5% 5/1/19	2,000	2,269
5% 5/1/21	1,315	1,474
Series 1998, 5.5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,632
(Orange Reg'l. Med. Ctr. Proj.) Series 2008:
5.5% 12/1/12	3,125	3,133
6.125% 12/1/29	1,000	1,116
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(Rochester Institute of Technology Proj.) Series 2010:
5% 7/1/20	$ 1,000	$ 1,191
5% 7/1/21	1,500	1,765
(Rockefeller Univ. Proj.) Series 2009 C, 5% 7/1/40	15,000	17,020
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,825	10,864
Series 2002 E, 5.75% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	1,485
Series 2002 H, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,609
Series 2002 I, 5.75% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500	502
(Skidmore College Proj.) Series 2011 A, 5.5% 7/1/41	3,000	3,437
(St. John's Univ. Proj.) Series 2007 A, 5.25% 7/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	18,915	20,367
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	7,000	7,453
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,855	9,545
(Teachers College Proj.) Series 2009:
5.375% 3/1/29	2,930	3,323
5.5% 3/1/39	2,500	2,765
(Univ. of Rochester Proj.) Series 2007 A1:
5% 7/1/18	3,000	3,509
5% 7/1/39	19,005	20,665
(Vassar College Proj.) Series 2010, 5% 7/1/49	9,000	9,906
(Winthrop-South Nassau Univ. Health Sys. Oblig. Group Proj.) Series 2003 A:
6% 7/1/14 (Pre-Refunded to 7/1/13 @ 100)	1,095	1,136
6% 7/1/15 (Pre-Refunded to 7/1/13 @ 100)	1,160	1,204
6% 7/1/16 (Pre-Refunded to 7/1/13 @ 100)	1,230	1,276
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/16 (AMBAC Insured)	45	45
5.375% 7/1/17 (AMBAC Insured)	20	20
Series 1:
4% 7/1/21	1,000	1,156
5% 7/1/21	1,000	1,235
5% 7/1/23	1,350	1,652
Series 2002 A, 5.75% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,260	30,373
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Series 2002 B:
6% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,775	$ 2,775
6% 10/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,600	5,600
Series 2005 B:
5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,345	3,687
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,917
5.25% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	2,011
Series 2005 F, 5% 3/15/35 (FSA Insured)	5,000	5,245
Series 2008 D, 5.25% 8/15/17 (FSA Insured)	3,000	3,604
Series 2010 A:
5% 7/1/19	1,500	1,773
5% 7/1/21	7,000	8,255
5% 7/1/22	6,000	7,034
Series 2010, 5% 7/1/41	12,000	13,692
Series 2011 A:
5% 5/1/18	1,000	1,172
5% 5/1/20	5,590	6,665
5% 5/1/21	3,140	3,748
5% 5/1/22	2,350	2,763
Series 2012 F:
5% 10/1/19 (FSA Insured)	2,100	2,545
5% 10/1/20 (FSA Insured)	1,100	1,338
5% 10/1/21 (FSA Insured)	1,000	1,224
5% 10/1/23 (FSA Insured)	1,000	1,210
5% 10/1/24 (FSA Insured)	750	902
Series A, 5.75% 7/1/18	5,000	5,711
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2003 I, 5% 6/15/24	2,000	2,054
Series 2004 F, 5% 6/15/34	4,825	5,135
Series 2004 D, 5% 2/15/34	12,150	13,011
New York Envir. Facilities Corp. Poll. Cont. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.) Series E, 6.5% 6/15/14	20	20
(Pooled Ln. Prog.) Series 1993 B, 5.2% 5/15/14	570	578
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series 2008 A, 5% 3/15/34	$ 10,000	$ 11,433
New York Liberty Dev. Corp. Lib (4 World Trade Ctr. Proj.) Series 2011, 5.125% 11/15/44	10,000	11,199
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2009 A:
5.5% 11/15/39	10,400	11,696
5.625% 11/15/39	6,000	6,788
Series 2009 B, 5% 11/15/34	19,560	22,022
Series 2012 A:
5% 11/15/22	2,500	3,142
5% 11/15/23	10,500	13,101
New York Metropolitan Trans. Auth. Rev.:
Series 2002 A, 5.75% 11/15/32	10,000	10,016
Series 2003 A, 5.5% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	6,242
Series 2003 B, 5.25% 11/15/18 (Pre-Refunded to 11/15/13 @ 100)	4,000	4,186
Series 2005 A, 5.5% 11/15/18 (AMBAC Insured)	2,000	2,467
Series 2005 B, 5% 11/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300	3,512
Series 2005 G, 5% 11/15/21	3,200	3,840
Series 2007 B:
5% 11/15/26	8,185	9,105
5% 11/15/28	2,235	2,473
Series 2008 A, 5.25% 11/15/36	15,000	16,316
Series 2008 C, 6.5% 11/15/28	9,670	12,338
Series 2011 A:
5% 11/15/18	1,000	1,205
5% 11/15/22	1,500	1,809
Series 2011 D:
5% 11/15/20	2,000	2,440
5% 11/15/24	6,590	7,820
5% 11/15/25	5,000	5,903
Series 2012 D, 5% 11/15/25	20,000	23,959
Series 2012 E, 5% 11/15/20	3,165	3,861
Series 2012 F:
5% 11/15/21	1,500	1,834
5% 11/15/22	5,000	6,132
5% 11/15/23	7,000	8,488
5.5% 11/15/18	2,000	2,294
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Pwr. Auth. Series 2007 A, 5% 11/15/47 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 20,000	$ 21,698
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	4,355	4,736
New York State Dorm. Auth. Lease Rev. Bonds Series 2003 B, 5.25%, tender 7/1/13 (a)	2,800	2,887
New York State Energy Research & Dev. Auth. Facilities Rev. Bonds (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/12 (a)(b)	11,800	11,800
New York State Envir. Facilities Corp. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2012, 0.65%, tender 2/1/13 (a)(b)	5,000	5,000
New York State Gen. Oblig. Series 2009 A, 0% 2/15/19	2,050	1,841
New York Thruway Auth. Gen. Rev.:
Series 2005 G:
5% 1/1/32 (FSA Insured)	2,800	3,053
5.25% 1/1/27	6,570	7,261
Series 2007 H:
5% 1/1/21	5,755	6,704
5% 1/1/25	13,000	14,812
5% 1/1/26	4,000	4,516
New York Thruway Auth. Hwy. & Bridge Trust Fund:
Series 2005 B:
5% 4/1/17	9,660	10,900
5.5% 4/1/20 (AMBAC Insured)	27,375	34,864
Series 2007 B, 5% 4/1/27	6,750	7,654
New York Thruway Auth. Personal Income Tax Rev.:
Series 2007 A:
5.25% 3/15/24	4,180	4,986
5.25% 3/15/25	8,000	9,451
5.25% 3/15/26	12,080	14,258
Series 2010 A, 5% 3/15/21	10,000	12,402
Series 2012 A, 5% 3/15/22	3,900	4,902
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2011 A1, 5% 4/1/22	4,000	4,893
Series 2011 A2:
5% 4/1/21	2,385	2,965
5% 4/1/23	6,000	7,293
New York Urban Dev. Corp. Rev.:
(Econ. Dev. and Hsg. Proj.) Series 2008 A1, 5% 12/15/26	10,000	11,770
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Urban Dev. Corp. Rev.: - continued
(State Facilities and Equip. Proj.) Series 2004 A2, 5.5% 3/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 4,000	$ 5,198
Series 2007 A:
5% 1/1/23 (FSA Insured)	6,165	7,028
5% 1/1/24 (FSA Insured)	5,975	6,833
Series 2011 A, 5% 3/15/22	10,000	12,360
Niagara Falls City Niagara County Pub. Impt. Series 1994:
7.5% 3/1/16 (Escrowed to Maturity)	90	111
7.5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	970	1,132
7.5% 3/1/17 (Escrowed to Maturity)	100	129
7.5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,325
Niagara Falls Pub. Wtr. Auth. Series 2005, 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	1,000	1,041
Oneida County Indl. Dev. Agcy. (Hamilton College Proj.) Series 2002, 5% 9/15/32	5,000	5,588
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.) Series 2007 B, 5.25% 12/1/32	680	728
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) Series 2006, 5% 7/1/15	1,005	1,096
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series 2002 B, 6% 11/1/22 (Pre-Refunded to 11/1/12 @ 100)	4,305	4,305
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	3,255	3,343
5.25% 6/1/22 (AMBAC Insured)	8,070	8,282
5.5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	260	261
5.5% 6/1/19	4,600	4,741
Series 2003 B, 5.5% 6/1/18	415	417
Series 2003B 1C:
5.5% 6/1/19	13,620	14,037
5.5% 6/1/20	16,000	16,478
5.5% 6/1/21	12,070	12,417
5.5% 6/1/22	9,700	9,977
Series 2011, 5% 6/1/16	16,215	18,491
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Triborough Bridge & Tunnel Auth. Revs.:
(MTA Bridges and Tunnels Proj.):
Series 2006 A, 5% 11/15/31	$ 4,375	$ 4,882
Series 2007 A, 5% 11/15/27	6,410	7,439
Series 2008 A:
5% 11/15/37	22,500	25,462
5.25% 11/15/38	14,500	16,872
Series 2012 B:
0% 11/15/27	2,500	1,554
0% 11/15/28	2,500	1,491
5% 11/15/23	16,300	20,420
Troy Cap. Resource Corp. Rev. (Rensselaer Polytechnic Institute Proj.) Series 2010 A:
5% 9/1/30	5,000	5,622
5.125% 9/1/40	8,055	8,903
Yonkers Gen. Oblig. Series 2005 A, 5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,332
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A:
6% 6/1/29	1,130	1,305
6% 6/1/41	5,000	5,700
		1,926,106
New York & New Jersey - 3.5%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	3,000	3,010
136th Series, 5.25% 11/1/16 (b)	4,510	4,828
141st Series:
5% 9/1/18 (b)	6,045	6,672
5% 9/1/21 (CIFG North America Insured) (b)	4,600	5,019
147th Series, 5% 10/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	5,000	5,801
163rd Series, 5% 7/15/35	25,000	28,467
166th Series, 5% 1/15/41	5,400	6,125
85th Series, 5.375% 3/1/28	6,280	7,994
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	5,000	5,553
		73,469
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - 1.4%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	$ 3,000	$ 3,059
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/27	1,000	1,072
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
(Pub. Impt. Proj.) Series 2002 A, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,150	4,565
Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,517
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	1,500	1,543
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	1,000	1,114
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	1,000	1,145
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	33,500	6,774
0% 8/1/45 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,650	265
0% 8/1/47 (AMBAC Insured)	2,400	344
Series 2009 A, 6% 8/1/42	2,900	3,221
		28,619
Virgin Islands - 0.3%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/16	4,000	4,400
5% 10/1/17	2,750	3,053
		7,453
TOTAL INVESTMENT PORTFOLIO - 97.3% (Cost $1,882,683)	2,035,647
NET OTHER ASSETS (LIABILITIES) - 2.7%	55,448
NET ASSETS - 100%	$ 2,091,095
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $1,882,697,000. Net unrealized appreciation aggregated $152,950,000, of which $153,425,000 related to appreciated investment securities and $475,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 28, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 28, 2012